LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Summary of carrying amounts of right-of-use assets and the movements during the period

	Buildings	Machinery	Land use rights	Total
As of January 1, 2021	235,169	1,764,196	12,288,473	14,287,838
Additions	8,547	6,424	109,927	124,898
Transfer from property, plant and equipment (Note 7)	—	—	68,377	68,377
Lease modification	377,873	—	5,769,223	6,147,096
Transfer to property, plant and equipment	(143,646)	(1,199,382)	—	(1,343,028)
Transfer to investment properties (Note 8)	—	—	(90,314)	(90,314)
Disposal	—	—	(17,774)	(17,774)
Depreciation	(121,955)	(128,617)	(493,939)	(744,511)
Impairment losses	—	(67,744)	(22,346)	(90,090)
Currency translation differences	(23)	—	3,667	3,644
As of December 31, 2021	355,965	374,877	17,615,294	18,346,136

	Buildings	Machinery	Land use rights	Total
As of January 1, 2020	287,255	3,756,305	11,846,877	15,890,437
Additions	15,023	8,831	52,925	76,779
Transfer from property, plant and equipment (Note 7)	—	—	885,141	885,141
Lease modification	(12,301)	—	(43,496)	(55,797)
Transfer to property, plant and equipment	—	(1,663,686)	—	(1,663,686)
Transfer to investment properties (Note 8)	—	—	(45,885)	(45,885)
Disposal	—	—	(15,792)	(15,792)
Depreciation	(54,792)	(321,464)	(391,297)	(767,553)
Impairment losses	—	(15,790)	—	(15,790)
Currency translation differences	(16)	—	—	(16)
As of December 31, 2020	235,169	1,764,196	12,288,473	14,287,838

Summary of carrying amounts of lease liabilities and the movements during the period

Year ended
December 31,
2021
Carrying amount as of January 1	7,086,151
New leases	122,354
Lease modification (i)	6,147,096
Accretion of interest recognized during the year	366,858
Payments	(1,128,004)

Carrying amount as of December 31	12,594,455

Analyzed into:
Current portion	987,664
Non-current portion	11,606,791

Summary of amounts recognised in profit or loss in relation to leases

	2021	2020	2019
Interest on lease liabilities	366,858	466,796	487,249
Depreciation charge of right-of-use assets	744,511	767,553	1,075,825
Expense relating to short-term leases and leases of low-value assets	51,739	91,537	65,426

Total amount recognized in profit or loss	1,163,108	1,325,886	1,628,500